Consolidated statement of profit or loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing Operations [abstract]
Interest income using effective interest rate method	€ 44,658	€ 24,439	€ 18,577
Other interest income	7,741	3,934	2,474
Total interest income	52,399	28,373	21,051
Interest expense using effective interest rate method	(28,510)	(10,019)	(5,085)
Other interest expense	(7,726)	(3,762)	(1,966)
Total interest expense	(36,237)	(13,780)	(7,051)
Net interest income 20	16,162	14,593	14,000
Fee and commission income	5,109	5,085	5,004
Fee and commission expense	(1,514)	(1,499)	(1,487)
Net fee and commission income	3,595	3,586	3,517
Valuation results and net trading income 22	(1,732)	12,214	2,065
Investment income 23	95	181	167
Share of result from associates and joint ventures 8	149	92	141
Impairment of associates and joint ventures 8	(5)	(192)	(3)
Result on disposal of group companies	0	6	(29)
Net result on derecognition of financial assets measured at amortised cost	3	(5)	0
Other net income 24	(147)	(56)	236
Total income	18,121	30,418	20,093
Addition to loan loss provisions	520	1,861	516
Staff expenses 25	6,725	6,152	5,941
Other operating expenses 26	4,839	5,047	5,251
Total expenses	12,084	13,060	11,708
Result before tax	6,037	17,358	8,385
Taxation 34	1,662	5,130	2,306
Net result	4,374	12,228	6,079
Profit (loss), attributable to [abstract]
Non-controlling interests	235	102	128
Shareholders of the parent	€ 4,140	€ 12,126	€ 5,951
Earnings per ordinary share
Basic earnings per ordinary share (in eur per share)	€ 1.16	€ 3.35	€ 1.53
Diluted earnings per ordinary share (in eur per share)	€ 1.16	€ 3.35	€ 1.53